Defined benefit plans (Detail 11) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Swiss pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	$ 30,119	$ 33,975
Derivative financial instruments, net of collateral	8	(43)
Swiss pension plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	337	194
Swiss pension plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Table]
Fair value	50	28
Swiss pension plan | UBS shares
Plan Assets At Fair Value By Plan [Table]
Fair value	27	25
Swiss pension plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	871	1,079
Swiss pension plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	90	93
Swiss pension plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	76	128
UK pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	2,488	4,297
US and German pension plans
Plan Assets At Fair Value By Plan [Table]
Fair value	1,039	1,329
UBS AG | Swiss pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	16,957	19,196
Derivative financial instruments, net of collateral	(5)	24
UBS AG | Swiss pension plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	189	109
UBS AG | Swiss pension plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Table]
Fair value	28	16
UBS AG | Swiss pension plan | UBS shares
Plan Assets At Fair Value By Plan [Table]
Fair value	15	14
UBS AG | Swiss pension plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	489	608
UBS AG | Swiss pension plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	51	52
UBS AG | Swiss pension plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	43	72
UBS AG | UK pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	2,488	4,297
UBS AG | US and German pension plans
Plan Assets At Fair Value By Plan [Table]
Fair value	$ 1,039	$ 1,329